Details of Significant Accounts - Provisions, schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Beginning balance	$ 1,855	$ 1,058
Additional provisions	677	897
Used during the year	112	0
Net exchange differences	(26)	(100)
Ending balance	$ 2,394	$ 1,855